Cover	Dec. 29, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Starco Brands, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on January 4, 2023 (the “Original Form 8-K”). The Original Form 8-K reported the Company’s acquisition of Skylar Body, Inc. (“Skylar”). This Amendment No. 1 on Form 8-K/A is being filed by the Company solely to provide the disclosures required by Item 9.01 of Form 8-K that were omitted from the Original Form 8-K, including the required financial statements of Skylar and the required pro forma financial information. Except as otherwise provided herein, the disclosures made in the Original Form 8-K remain unchanged.
Document Period End Date	Dec. 29, 2022
Entity File Number	000-54892
Entity Registrant Name	STARCO BRANDS, INC.
Entity Central Index Key	0001539850
Entity Tax Identification Number	27-1781753
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	250 26th Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90402
City Area Code	(323)
Local Phone Number	266-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	STCB
Entity Emerging Growth Company	false